Investee Companies and other investments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Schedule of Composition of Investments
	December 31
	2021	2020
	€ in thousands

Investment in shares	26,371	24,047
Long-term loans	8,495	8,745
Deferred interest	(837)	(558)
	34,029	32,234

Schedule of Changes in Investments
Changes in investments

	2021	2020
Changes in equity and loans:	€ in thousands

Balance as at January 1	32,234	33,561
Long term loans extended	335	181
Repayment of long term loans	(2,259)	(2,560)
Interest and reevaluation in connection with long term loans	799	758
Deferred interest	57	56
Elimination of interest on loan from related party	(878)	(676)
The Company’s share of income	117	1,525
Foreign currency translation adjustments	3,624	(611)
Balance as at December 31	34,029	32,234

Summary of Information on Financial Position
	Rate of ownership	Current Assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Equity attributable to the owners of the Company	Company’s share	Surplus Costs and goodwill	Other Adjustments	Carrying Amount of investment
	%	€ in thousands
2021
Dori Energy	50	239	64,181	64,420	(125)	(15,871)	(15,996)	48,424	24,212	2,569	(410)	26,371

2020
Dori Energy	50	276	60,257	60,533	(256)	(16,885)	(17,141)	43,392	21,696	2,800	(449)	24,047

Summary of Information on Operating Results
	Rate of ownership as of December	Income for the year	Company’s share	Elimination of interest on loan from related party	Other Adjustments	Company’s share of income of investee
	%	€ in thousands
2021
Dori Energy	50	(602)	(301)	878	(459)	118

2020
Dori Energy	50	2,619	1,310	676	(461)	1,525

Schedule of Composition of Advances on Account of Investments

Composition of Advances on account of investments

	December 31
	2021		2020
	€ in thousands
On account of the Manara PSP	(*	)	869
On account of Development of PV Projects in Italy	1,554		1,554
	1,554		2,423

(*) Advances on account of the Manara PSP were classified to fixed assets. See Note 6B.

Schedule of Identifiable Assets Acquired and Liabilities Assumed

Identifiable assets acquired and liabilities assumed:

€ thousands
Trade and other receivables	1,243
Deferred tax	488
Right of use asset	355
Fixed assets, net	13,961
Trade and other payables	(1,717)
Lease liability	(355)
Loans and borrowings	(6,511)
Net identifiable assets	7,464

Schedule of Sale of Italian Indirect Wholly-Owned Subsidiaries
Identifiable sold assets and liabilities:

December 31 2019
€ in thousands
Cash and cash equivalents	4,106

Trade and other receivables	4,569
Deferred tax and advance tax payment and tax provision	2,864
Fixed assets	41,431
Restricted cash	156
Right of use asset	1,356
Trade and other payables	(2,458)
Loans and borrowings	(30,725)
Lease liability	(1,377)

Total net identifiable assets	19,922

Capital gain	18,770
38,692
Cash and cash equivalents	(4,106)

Proceeds from sale of investments	34,586

Schedule of Composition of Asset from Concession Project
Asset from concession project
€ in thousands
Balance as at December 31, 2021	28,693
Less current maturities	1,784
Asset from concession project	26,909